Compensation and benefits	12 Months Ended
Dec. 31, 2021
Compensation and benefits
10 Compensation and benefits
in	2021	2020	2019
Compensation and benefits (CHF million)
Salaries and variable compensation	7,533	8,401	8,608
Social security	622	653	642
Other [1]	808	836	786
Compensation and benefits	8,963	9,890	10,036
1
Includes pension-related expenses of CHF 503 million, CHF 517 million and CHF 437 million in 2021, 2020 and 2019, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution plans.

Bank
Compensation and benefits
10 Compensation and benefits
in	2021	2020	2019
Compensation and benefits (CHF million)
Salaries and variable compensation	6,730	7,521	7,733
Social security	530	559	554
Other [1]	751	780	818
Compensation and benefits	8,011	8,860	9,105
1
Includes pension-related expenses of CHF 497 million, CHF 503 million and CHF 502 million in 2021, 2020 and 2019, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.